Significant Events - Normal Course Issuer Bid (Details) - CAD ($) $ / shares in Units, $ in Millions	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Restricted cash (Note 22)		$ 0	$ 30
NCIB Program
Disclosure of classes of share capital [line items]
Stock purchase agreement, number of shares authorized	14,000,000
Stock purchase agreement, maximum shares purchase for a single trading day	102,039
Stock purchase agreement, Toronto Stock Exchange, twenty-five percent of daily trading volume	408,156
Number of shares issued and fully paid		3,264,500
Par value per share		$ 7.02
Issued capital (Note 24)		$ 23